CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 6,275	$ 6,854
Short-term deposits	8,956	23,423
Cash and cash equivalents	$ 15,231	$ 30,277	$ 57,607	$ 77,109